Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible amortization expense
Deposit base	$ 788	$ 847	$ 985
Deposit base [Member]
Intangible amortization expense
Deposit base	$ 788	$ 847	$ 985